Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($)		Apr. 30, 2024	Apr. 30, 2023
Financial liabilities:
Contingent consideration – earn-out liability	[1]
Convertible notes	[2]	1,573,735
Total		1,573,735
Quoted price in active markets for identical assets Level 1 [Member]
Financial liabilities:
Contingent consideration – earn-out liability	[1]
Convertible notes	[2]
Total
Significant other observable inputs Level 2 [Member]
Financial liabilities:
Contingent consideration – earn-out liability	[1]
Convertible notes	[2]
Total
Significant unobservable inputs Level 3 [Member]
Financial liabilities:
Contingent consideration – earn-out liability	[1]
Convertible notes	[2]	1,573,735
Total		$ 1,573,735

[1]	Contingent consideration – earn-out liability Pursuant to the Merger Agreement, eligible shareholders of Caravelle may receive up to 35,000,000 ordinary shares of the Group (the “Earnout Shares”) if the Group’s consolidated revenue exceed certain targets. Upon the closing of the SPAC Transaction, the Group recorded the fair value of the contingent consideration, which is resulted from earn-out liability and classified as level 3 in the fair value hierarchy. The Group records the changes in fair value in earnings. Since the Group determined that the probabilities of achieving the revenue earnout targets were nil, the Group estimated the fair value of the Earnout liability of $nil as of December 16, 2022 (upon the closing of the SPAC Transaction), October 31, 2023 and April 30, 2024.
[2]	Convertible notes The Group elected the fair value option to account for its convertible notes (excluding freestanding warrants if applicable, refers to Note 8 for detail information). The Group engaged an independent valuation firm to perform the valuation. The fair value of the convertible notes is calculated using the binomial tree model. The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.